MONEYMART ASSETS, INC.

Supplement dated October 23, 2008 to the Statement of Additional Information dated October 1, 2008

The Board Member Share Ownership table in the Statement of Additional Information under the heading Information About Board Members and Officers is hereby deleted and replaced with the following:

Board Member Share Ownership: Independent Board Members
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex
Kevin J. Bannon	None	None
Linda W. Bynoe	None	Over $100,000
David E.A. Carson	None	Over $100,000
Michael S. Hyland	None	None
Robert E. La Blanc	None	Over $100,000
Douglas H. McCorkindale	None	Over $100,000
Stephen P. Munn	None	Over $100,000
Richard A. Redeker	None	Over $100,000
Robin B. Smith	None	Over $100,000
Stephen G. Stoneburn	None	Over $100,000
Board Member Share Ownership: Independent Board Members
Judy A. Rice	None	Over $100,000
Robert F. Gunia	($10,001-$50,000)	Over $100,000

LR00239